Potomac Tactical Opportunities Fund
		Schedule of Investments
	September 30, 2025 (Unaudited)
Shares			Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
144,891	ARK Innovation ETF *		$ 12,504,093
504,970	Global X SuperDividend ETF		12,109,181
416,975	iShares Latin America 40 ETF		12,046,408
58,686	iShares U.S. Aerospace & Defense ETF		12,280,632
132,123	SPDR S&P Metals & Mining ETF		12,312,542
175,358	The Global X Silvers Miners ETF		12,560,894
37,627	VanEck Semiconductor ETF		12,279,948
			86,093,698

Fixed Income
632,120	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF		31,871,491
342,162	iShares 0-3 Month Treasury Bond ETF		34,455,713
			66,327,204
Total for Exchange Traded Funds (Cost - $150,852,209)			152,420,902	85.91%

MONEY MARKET FUNDS
14,309,012	Goldman Sachs Financial Square Government Fund		14,309,012	8.06%
	Institutional Class - 3.99% +

Total for Money Market Funds (Cost - $14,309,012)

	Total Investments (Cost - $165,161,221)		166,729,914	93.97%

	Other Assets in Excess of Liabilities		10,696,491	6.03%

	Net Assets		$ 177,426,405	100.00%

+ The rate shown represents the 7-day yield at September 30, 2025.

Potomac Tactical Opportunities Fund
	Schedule of Futures Contracts
	September 30, 2025 (Unaudited)
				Unrealized
	Number of Contracts	Expiration	Notional	Appreciation/
Description	Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased
E-mini Nasdaq 100 Futures **	263	12/19/2025	$ 130,983,205	$ 1,480,100
Total	263		$ 130,983,205	$ 1,480,100

** Exchange Traded.